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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—97.5%
Advertising—0.8%
Lamar Advertising Co., Cl. A*	260,199	$11,274,422

Aerospace & Defense—2.7%
Boeing Co., /The	205,600	21,608,560
Honeywell International, Inc.	227,200	18,853,056
		40,461,616
Air Freight & Logistics—0.6%
United Parcel Service, Inc., Cl. B	95,100	8,254,680

Airlines—0.9%
Copa Holdings SA	56,800	7,904,856
Delta Air Lines, Inc.	290,800	6,173,684
		14,078,540
Apparel Accessories & Luxury Goods—2.5%
Fossil Group, Inc.*	54,300	5,967,570
Michael Kors Holdings Ltd.*	187,900	12,653,186
PVH Corp.	111,200	14,655,048
Ralph Lauren Corp.	21,000	3,823,260
		37,099,064
Apparel Retail—0.7%
L Brands, Inc.	153,500	8,560,695
VF Corp.	9,900	1,950,300
		10,510,995
Application Software—3.3%
Cadence Design Systems, Inc.*	988,200	14,407,956
Nuance Communications, Inc.*	445,500	8,357,580
Salesforce.com, Inc.*	383,500	16,778,125
SAP AG#	138,700	10,109,843
		49,653,504
Asset Management & Custody Banks—0.3%
Affiliated Managers Group, Inc.*	22,400	4,039,840
SEI Investments, Co.	4,700	148,567
		4,188,407
Auto Parts & Equipment—2.1%
BorgWarner, Inc.	82,800	7,901,604
Delphi Automotive PLC	224,800	12,076,256
WABCO Holdings, Inc.*	146,200	11,558,572
		31,536,432
Automobile Manufacturers—0.9%
General Motors Co.*	393,600	14,118,432

Biotechnology—4.6%
Amgen, Inc.	150,000	16,243,500
Biogen Idec Inc.*	40,800	8,899,704
Gilead Sciences, Inc.*	519,800	31,941,710
Onyx Pharmaceuticals, Inc.*	37,100	4,871,230
Vertex Pharmaceuticals, Inc.*	97,500	7,780,500
		69,736,644
Broadcasting—1.4%
CBS Corp., Cl. B	334,300	17,664,412
Scripps Networks Interactive, Inc., Cl. A	22,200	1,571,094
Sinclair Broadcast Group, Inc., CL. A	83,900	2,366,819
		21,602,325

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Cable & Satellite—2.1%
Cablevision Systems Corp.	235,100	$4,394,019
Comcast Corporation, Cl. A	353,600	15,940,288
DISH Network Corp.	181,000	8,081,650
Sirius XM Radio, Inc.	862,300	3,216,379
		31,632,336
Casinos & Gaming—1.3%
Las Vegas Sands Corp.	362,100	20,121,897

Communications Equipment—2.6%
Cisco Systems, Inc.	825,500	21,091,525
F5 Networks, Inc.*	112,600	9,881,776
QUALCOMM, Inc.	117,500	7,584,625
		38,557,926
Computer Hardware—4.4%
Apple, Inc.	147,445	66,718,862

Computer Storage & Peripherals—0.3%
SanDisk Corp.	72,400	3,990,688

Construction & Engineering—1.2%
Chicago Bridge & Iron Co., NV#	138,200	8,233,956
Quanta Services, Inc.*	393,300	10,544,373
		18,778,329
Construction & Farm Machinery & Heavy Trucks—0.3%
Terex Corp.*	131,700	3,882,516

Consumer Finance—0.3%
American Express Co.	64,300	4,743,411

Data Processing & Outsourced Services—3.0%
Alliance Data Systems Corp.*	62,000	12,262,360
Mastercard, Inc., Cl. A	25,200	15,387,372
Visa, Inc., Cl. A	98,000	17,346,980
		44,996,712
Distillers & Vintners—0.5%
Beam, Inc.	126,800	8,240,732

Diversified Chemicals—1.0%
Eastman Chemical Co.	110,970	8,925,317
PPG Industries, Inc.	33,500	5,374,740
		14,300,057
Drug Retail—2.1%
CVS Caremark Corp.	521,300	32,054,737

Electrical Components & Equipment—0.8%
Eaton Corp., PLC	169,252	11,669,925

Fertilizers & Agricultural Chemicals—0.2%
Mosaic Co., /The	69,500	2,855,755

Footwear—0.3%
NIKE, Inc., Cl. B	75,800	4,769,336

General Merchandise Stores—0.5%
Dollar General Corp.*	135,200	7,391,384

Health Care Equipment—1.0%
Covidien PLC	195,800	12,067,154
Insulet Corp.*	102,100	3,255,969
		15,323,123

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Health Care Facilities—0.1%
Universal Health Services, Inc., Cl. B	26,360	$1,843,882

Health Care Services—1.3%
Express Scripts, Inc.*	300,300	19,684,665

Home Improvement Retail—3.1%
Home Depot, Inc., /The	292,800	23,139,984
Lowe’s Companies, Inc.	538,200	23,992,956
		47,132,940
Hotels Resorts & Cruise Lines—0.1%
Wyndham Worldwide Corporation	32,200	2,006,060

Household Products—0.9%
Procter & Gamble Co., /The	162,900	13,080,870

Human Resource & Employment Services—0.6%
Robert Half International, Inc.	228,400	8,505,616

Industrial Conglomerates—0.5%
Danaher Corp.	111,100	7,481,474

Industrial Machinery—0.8%
Ingersoll-Rand PLC	177,100	10,811,955
Timken Co.	30,000	1,752,600
		12,564,555
Integrated Telecommunication Services—0.8%
Verizon Communications, Inc.	233,500	11,553,580

Internet Retail—3.0%
Amazon.com, Inc.*	113,100	34,067,982
Expedia, Inc.	108,300	5,104,179
priceline.com, Inc.*	7,800	6,830,226
		46,002,387
Internet Software & Services—10.1%
eBay, Inc.*	453,600	23,446,584
Facebook, Inc.*	1,236,000	45,521,880
Google, Inc., Cl. A*	62,265	55,266,414
LinkedIn Corp.*	22,200	4,524,138
Sina Corp.*	26,100	1,800,117
VistaPrint NV*	245,500	12,515,590
Yahoo! Inc.*	362,400	10,179,816
		153,254,539
Investment Banking & Brokerage—1.5%
Morgan Stanley	832,800	22,660,488

IT Consulting & Other Services—2.2%
International Business Machines Corp.	167,100	32,591,184

Leisure Products—0.1%
BRP, Inc.*(a)	33,600	903,590

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	154,428	14,069,935

Managed Health Care—0.8%
UnitedHealth Group, Inc.	172,200	12,544,770

Metal & Glass Containers—0.2%
Berry Plastics Group, Inc.*	102,100	2,354,426

Movies & Entertainment—2.0%
Viacom, Inc., Cl. B	344,200	25,047,434

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Movies & Entertainment—(CONT.)
Walt Disney Co., /The	82,100	$5,307,765
		30,355,199
Multi-line Insurance—0.1%
American International Group, Inc.*	36,200	1,647,462

Office Electronics—0.2%
Xerox Corp.	347,600	3,371,720

Oil & Gas Equipment & Services—2.7%
Cameron International Corp.*	205,700	12,198,010
Halliburton Company	461,900	20,873,261
National Oilwell Varco, Inc.	108,400	7,606,428
		40,677,699
Oil & Gas Exploration & Production—2.0%
Anadarko Petroleum Corp.	164,800	14,588,096
Pioneer Natural Resources Co.	96,200	14,887,912
		29,476,008
Oil & Gas Refining & Marketing—0.5%
Valero Energy Corp.	213,400	7,633,318

Other Diversified Financial Services—2.4%
Bank of America Corp.	526,200	7,682,520
Citigroup, Inc.	542,100	28,265,094
		35,947,614
Paper Products—0.2%
International Paper Co.	63,700	3,077,347

Pharmaceuticals—4.1%
Actavis, Inc.*	179,300	24,074,611
Bristol-Myers Squibb Co.	185,900	8,038,316
Eli Lilly & Co.	156,300	8,301,093
Johnson & Johnson	24,300	2,272,050
Pfizer, Inc.	595,242	17,398,924
Sanofi#	28,000	1,441,440
		61,526,434
Regional Banks—0.4%
Zions Bancorporation	180,500	5,350,020

Restaurants—1.9%
McDonald’s Corp.	148,800	14,594,304
Starbucks Corp.	132,000	9,403,680
Yum! Brands, Inc.	74,100	5,403,372
		29,401,356
Security & Alarm Services—1.0%
Tyco International Ltd.	448,100	15,598,361

Semiconductor Equipment—1.6%
ASML Holding NV/ Reg S#	124,670	11,207,833
Lam Research Corp.*	262,700	12,930,094
		24,137,927
Semiconductors—1.2%
Microsemi Corp.*	340,660	8,400,676
NXP Semiconductor NV*	292,800	9,559,920
		17,960,596
Soft Drinks—2.5%
Coca-Cola Co., /The	369,700	14,817,576

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Soft Drinks—(CONT.)
PepsiCo, Inc.	267,900	$22,380,366
		37,197,942
Specialty Chemicals—1.9%
Celanese Corp.	188,800	9,073,728
Chemtura Corp.*	133,600	2,987,296
Rockwood Holdings, Inc.	251,900	17,061,187
		29,122,211
Systems Software—1.4%
Microsoft Corp.	663,400	21,116,022

Tobacco—1.3%
Philip Morris International, Inc.	225,860	20,142,195

Trading Companies & Distributors—0.6%
MRC Global, Inc.*	118,681	3,183,025
United Rentals, Inc.*	40,700	2,332,924
WESCO International, Inc.*	43,900	3,326,742
		8,842,691
Wireless Telecommunication Services—0.1%
Vodafone Group PLC#	30,900	925,455

TOTAL COMMON STOCKS (Cost $1,301,998,118)		1,474,285,325

MASTER LIMITED PARTNERSHIP—1.3%
Asset Management & Custody Banks—1.3%
Blackstone Group LP	713,900	16,098,445
Carlyle Group LP, /The	99,298	2,779,351
		18,877,796
TOTAL MASTER LIMITED PARTNERSHIP (Cost $14,827,427)		18,877,796

REAL ESTATE INVESTMENT TRUST—1.4%
Mortgage REITs—0.5%
Two Harbors Investment Corp.	741,900	7,441,257

Residential REITs—0.7%
American Homes 4 Rent*(L2),(b)	654,940	9,915,792
Silver Bay Realty Trust Corp.	44,802	720,864
		10,636,656
Specialized REITs—0.3%
Ryman Hospitality Properties, Inc.	100,378	3,739,080

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $23,753,043)		21,816,993

Total Investments (Cost $1,340,578,588)(c)	100.2%	1,514,980,114
Liabilities in Excess of Other Assets	—	(2,990,105)
NET ASSETS	100.0%	$1,511,990,009

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.

#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.1% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 and March 7, 2013 for a total cost of $10,093,500 and represents 0.7% of the net assets of the Fund.

(c)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,345,697,493, amounted to $169,282,621 which consisted of aggregate gross unrealized appreciation of $189,519,690 and aggregate gross unrealized depreciation of $20,237,069.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER INTERNATIONAL GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—95.5%
BELGIUM—1.4%
BREWERS—1.4%
Anheuser-Busch InBev NV (Cost $3,211,572)	33,409	$3,216,493

BRAZIL—0.5%
DIVERSIFIED BANKS—0.5%
Itau Unibanco Holding SA# (Cost $1,127,102)	87,400	1,114,350

CANADA—4.0%
INTEGRATED OIL & GAS—1.1%
Imperial Oil Ltd.	57,587	2,471,018

LEISURE PRODUCTS—1.3%
BRP, Inc.*(a)	106,735	2,870,377

PHARMACEUTICALS—1.6%
Valeant Pharmaceuticals International, Inc.*	38,100	3,535,300
TOTAL CANADA (Cost $8,091,058)		8,876,695

DENMARK—1.5%
PHARMACEUTICALS—1.5%
Novo Nordisk A/S (Cost $3,294,713)	19,564	3,308,892

FRANCE—5.5%
DIVERSIFIED BANKS—1.1%
BNP Paribas SA	39,200	2,535,920

HEALTH CARE SUPPLIES—1.6%
Essilor International SA	31,500	3,523,767

OIL & GAS EQUIPMENT & SERVICES—1.4%
Technip SA	27,200	3,001,138

PHARMACEUTICALS—1.5%
Sanofi	30,500	3,252,463
TOTAL FRANCE (Cost $12,343,266)		12,313,288

GERMANY—7.4%
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Adidas AG	32,807	3,656,883

APPLICATION SOFTWARE—1.5%
SAP AG#	46,100	3,390,378

AUTOMOBILE MANUFACTURERS—2.0%
Bayerische Motoren Werke AG	44,746	4,379,995

MOVIES & ENTERTAINMENT—1.0%
Kabel Deutschland Holding AG	19,252	2,171,050

SEMICONDUCTORS—1.3%
Infineon Technologies AG	317,036	2,797,594

TOTAL GERMANY (Cost $15,814,597)		16,395,900

HONG KONG—3.3%
CONSUMER ELECTRONICS—1.1%
Haier Electronics Group Co., Ltd.	1,373,310	2,479,011

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
HONG KONG—(CONT.)
LIFE & HEALTH INSURANCE—2.2%
AIA Group Ltd.	1,041,504	$4,935,147
TOTAL HONG KONG (Cost $7,190,132)		7,414,158

INDONESIA—1.1%
ALTERNATIVE CARRIERS—1.1%
Tower Bersama Infrastructure Tbk PT* (Cost $2,367,316)	4,387,000	2,433,073

IRELAND—1.1%
INDUSTRIAL MACHINERY—1.1%
Ingersoll-Rand PLC (Cost $2,237,217)	39,228	2,394,870

ISRAEL—1.9%
SEMICONDUCTORS—0.8%
Mellanox Technologies Ltd.*	40,733	1,845,892

SYSTEMS SOFTWARE—1.1%
Check Point Software Technologies Ltd.*	42,840	2,412,321
TOTAL ISRAEL (Cost $4,402,786)		4,258,213

ITALY—2.5%
APPAREL RETAIL—1.4%
Prada SpA	335,900	3,135,670

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Prysmian SpA	115,700	2,351,567
TOTAL ITALY (Cost $5,649,980)		5,487,237

JAPAN—21.5%
AUTO PARTS & EQUIPMENT—1.3%
Denso Corp.	61,300	2,791,342

AUTOMOBILE MANUFACTURERS—3.5%
Honda Motor Co., Ltd.	61,300	2,271,877
Toyota Motor Corp.	91,800	5,595,447
		7,867,324
DIVERSIFIED BANKS—4.8%
Mitsubishi UFJ Financial Group, Inc.	735,203	4,511,277
Sumitomo Mitsui Financial Group, Inc.	75,400	3,452,642
Sumitomo Mitsui Trust Holdings, Inc.	594,400	2,743,058
		10,706,977
DIVERSIFIED REAL ESTATE ACTIVITIES—2.2%
Sumitomo Realty & Development Co., Ltd.	115,800	4,853,326

ELECTRONIC COMPONENTS—1.0%
Murata Manufacturing Co., Ltd.	30,600	2,105,713

INDUSTRIAL MACHINERY—1.1%
FANUC Corp.	15,350	2,328,868

INTERNET RETAIL—1.6%
Rakuten, Inc.	268,801	3,630,851

INVESTMENT BANKING & BROKERAGE—1.5%
Daiwa Securities Group, Inc.	380,600	3,248,574

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
JAPAN—(CONT.)
PROPERTY & CASUALTY INSURANCE—1.4%
Tokio Marine Holdings, Inc.	95,600	$3,059,942

SPECIALTY CHEMICALS—2.0%
Nitto Denko Corp.	30,600	1,727,684
Shin-Etsu Chemical Co., Ltd.	42,522	2,656,947
		4,384,631
SPECIALTY STORES—1.3%
Sanrio Co., Ltd.	61,300	2,991,618
TOTAL JAPAN (Cost $48,683,070)		47,969,166

Jersey Channel Islands—2.0%
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC	40,500	2,175,660

OIL & GAS EQUIPMENT & SERVICES—1.0%
Petrofac Ltd.	113,170	2,260,310
TOTAL JERSEY CHANNEL ISLANDS (Cost $4,632,764)		4,435,970

MEXICO—0.5%
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Infraestructura Energetica Nova SAB de CV* (Cost $1,118,264)	284,800	1,125,912

NETHERLANDS—6.0%
AGRICULTURAL PRODUCTS—1.3%
Nutreco NV	61,793	2,909,666

ALTERNATIVE CARRIERS—1.4%
Ziggo NV	80,600	3,201,293

CONSTRUCTION & ENGINEERING—1.1%
Chicago Bridge & Iron Co., NV#	39,830	2,373,071

SEMICONDUCTOR EQUIPMENT—2.2%
ASML Holding NV	110	9,891
ASML Holding NV/ Reg S#	55,357	4,976,594
		4,986,485
TOTAL NETHERLANDS (Cost $12,369,572)		13,470,515

NORWAY—1.3%
DIVERSIFIED BANKS—1.3%
DNB ASA (Cost $2,886,075)	176,477	2,939,835

PANAMA—1.2%
AIRLINES—1.2%
Copa Holdings SA (Cost $2,438,291)	18,360	2,555,161

PORTUGAL—0.5%
BROADCASTING—0.5%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (Cost $1,168,875)	200,000	1,170,532

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
SINGAPORE—1.1%
REAL ESTATE OPERATING COMPANIES—1.1%
Global Logistic Properties Ltd. (Cost $2,300,852)	1,068,700	$2,388,250

SOUTH AFRICA—1.4%
PHARMACEUTICALS—1.4%
Aspen Pharmacare Holdings Ltd. (Cost $3,193,192)	143,371	3,180,887

SOUTH KOREA—1.8%
SEMICONDUCTORS—1.8%
Samsung Electronics Co., Ltd.	1,900	2,164,279
Samsung Electronics Co., Ltd. /Reg S(a),(b)	3,122	1,788,906
(Cost $4,651,944)		3,953,185

SPAIN—0.2%
INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Let’s GOWEX SA (Cost $336,575)	46,800	338,023

SWEDEN—1.2%
PHARMACEUTICALS—1.2%
Meda AB (Cost $2,879,815)	234,667	2,741,580

SWITZERLAND—5.0%
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Cie Financiere Richemont SA	52,672	5,156,222

PHARMACEUTICALS—1.6%
Roche Holding AG	14,648	3,608,584

SECURITY & ALARM SERVICES—1.0%
Tyco International Ltd.	66,300	2,307,903
TOTAL SWITZERLAND (Cost $10,784,678)		11,072,709

TAIWAN—0.6%
SEMICONDUCTORS—0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.# (Cost $1,440,421)	76,501	1,298,987

UNITED KINGDOM—21.1%
BREWERS—2.0%
SABMiller PLC*	91,800	4,497,157

CABLE & SATELLITE—1.0%
Liberty Global PLC, Cl. A*	28,000	2,271,360

DIVERSIFIED BANKS—1.3%
HSBC Holdings PLC	245,101	2,788,063

HOUSEHOLD PRODUCTS—2.0%
Reckitt Benckiser Group PLC	61,062	4,346,064

INDUSTRIAL GASES—1.1%
Essentra PLC	214,400	2,524,281

INTEGRATED OIL & GAS—1.2%
BG Group PLC*	145,777	2,631,048

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.5%
UNITED KINGDOM—(CONT.)
IT CONSULTING & OTHER SERVICES—2.0%
Telecity Group PLC	326,166	$4,410,750

MULTI-UTILITIES—0.9%
National Grid PLC	169,153	2,023,720

OIL & GAS EQUIPMENT & SERVICES—1.2%
Hunting PLC	209,886	2,646,732

OIL & GAS EXPLORATION & PRODUCTION—1.2%
Tullow Oil PLC	166,344	2,626,495

PACKAGED FOODS & MEATS—1.5%
Tate & Lyle PLC	256,338	3,271,501

PHARMACEUTICALS—1.5%
Shire PLC	91,800	3,354,190

SPECIALTY CHEMICALS—2.8%
Croda International PLC	74,042	2,825,861
Johnson Matthey PLC	78,456	3,383,384
		6,209,245
TOBACCO—1.5%
British American Tobacco PLC	64,311	3,429,803

TOTAL UNITED KINGDOM (Cost $48,087,796)		47,030,409
TOTAL COMMON STOCKS (Cost $212,701,923)		212,884,290
Total Investments (Cost $212,701,923)(c)	95.5%	212,884,290
Other Assets in Excess of Liabilities	4.5	9,960,782
NET ASSETS	100.0%	$222,845,072

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 2.0% of the net assets of the Fund.

(b)	GDR - Global Depository Receipt
(c)

At July 31, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $212,862,261, amounted to $125,880 which consisted of aggregate gross unrealized appreciation of $4,403,118 and aggregate gross unrealized depreciation of $4,528,998.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—96.7%
Advertising—0.8%
Lamar Advertising Co., Cl. A*	39,400	$1,707,202

Aerospace & Defense—1.3%
B/E Aerospace, Inc.*	24,100	1,680,011
TransDigm Group, Inc.	7,700	1,113,343
		2,793,354
Airlines—1.8%
Copa Holdings SA	15,600	2,171,052
Delta Air Lines, Inc.	78,000	1,655,940
		3,826,992
Apparel Accessories & Luxury Goods—5.5%
Fifth & Pacific Cos, Inc.*	90,000	2,143,800
Fossil Group, Inc.*	20,100	2,208,990
Michael Kors Holdings Ltd.*	37,700	2,538,718
PVH Corp.	21,600	2,846,664
Ralph Lauren Corp.	11,400	2,075,484
		11,813,656
Apparel Retail—2.8%
Gap Inc., /The	57,100	2,620,890
L Brands, Inc.	27,800	1,550,406
Ross Stores, Inc.	29,300	1,976,871
		6,148,167
Application Software—3.3%
Autodesk Inc.*	30,900	1,093,551
Cadence Design Systems, Inc.*	145,500	2,121,390
Citrix Systems, Inc.*	29,600	2,131,792
Nuance Communications, Inc.*	96,200	1,804,712
		7,151,445
Asset Management & Custody Banks—1.7%
Affiliated Managers Group, Inc.*	6,100	1,100,135
SEI Investments, Co.	41,400	1,308,654
WisdomTree Investments, Inc.*	92,100	1,192,695
		3,601,484
Auto Parts & Equipment—3.2%
BorgWarner, Inc.	26,500	2,528,895
Delphi Automotive PLC	44,350	2,382,482
WABCO Holdings, Inc.*	25,600	2,023,936
		6,935,313
Biotechnology—5.9%
Alexion Pharmaceuticals, Inc.*	22,650	2,632,609
BioMarin Pharmaceutical, Inc.*	11,300	730,545
Idenix Pharmaceuticals, Inc.*	201,821	793,157
Medivation, Inc.*	10,800	624,996
Onyx Pharmaceuticals, Inc.*	13,750	1,805,375
Portola Pharmaceuticals, Inc.*	59,200	1,360,416
Regeneron Pharmaceuticals, Inc.*	7,800	2,106,468
Theravance, Inc.*	16,200	624,672
Vertex Pharmaceuticals, Inc.*	26,500	2,114,700
		12,792,938
Broadcasting—3.1%
CBS Corp., Cl. B	43,600	2,303,824

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Broadcasting—(CONT.)
Discovery Communications, Inc., Series C*	17,400	$1,264,284
Scripps Networks Interactive, Inc., Cl. A	24,300	1,719,711
Sinclair Broadcast Group, Inc., CL. A	52,700	1,486,667
		6,774,486
Building Products—0.3%
Lennox International, Inc.	8,000	574,560

Cable & Satellite—2.5%
AMC Networks, Inc.*	17,600	1,201,376
Cablevision Systems Corp.	54,700	1,022,343
DISH Network Corp.	20,000	893,000
Liberty Global PLC, Cl. A*	28,500	2,311,920
		5,428,639
Casinos & Gaming—2.1%
MGM Resorts International*	148,300	2,418,773
Wynn Resorts Ltd.	16,400	2,183,332
		4,602,105
Coal & Consumable Fuels—0.1%
Peabody Energy Corp.^	14,500	240,120

Communications Equipment—0.8%
F5 Networks, Inc.*	20,800	1,825,408

Computer Storage & Peripherals—1.1%
SanDisk Corp.	18,100	997,672
Western Digital Corp.	22,800	1,467,864
		2,465,536
Construction & Engineering—0.8%
Quanta Services, Inc.*	42,600	1,142,106
TPI - Triunfo Participacoes e Investimentos SA*	105,720	485,957
		1,628,063
Construction Materials—0.6%
Eagle Materials Inc.	17,800	1,201,144

Data Processing & Outsourced Services—2.4%
Alliance Data Systems Corp.*	13,200	2,610,696
Fiserv, Inc.*	14,900	1,433,976
Paychex, Inc.	31,400	1,238,416
		5,283,088
Distillers & Vintners—1.3%
Beam, Inc.	43,100	2,801,069

Distributors—0.5%
LKQ Corp.*	45,000	1,173,150

Diversified Chemicals—1.8%
Eastman Chemical Co.	32,900	2,646,147
PPG Industries, Inc.	7,700	1,235,388
		3,881,535
Electrical Components & Equipment—1.6%
Eaton Corp., PLC	26,500	1,827,175
Hubbell Inc., Cl. B	14,300	1,535,105
		3,362,280
Electronic Equipment Manufacturers—0.7%
OSI Systems, Inc.*	22,700	1,597,853

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Environmental & Facilities Services—0.9%
Stericycle, Inc.*	15,800	$1,831,852

Food Retail—0.8%
Whole Foods Market, Inc.	30,100	1,672,958

General Merchandise Stores—1.0%
Dollar General Corp.*	38,100	2,082,927

Health Care Equipment—1.0%
CR Bard, Inc.	11,600	1,329,360
Thoratec Corp.*	22,600	741,054
		2,070,414
Health Care Services—1.1%
Catamaran Corp.*	33,590	1,773,552
DaVita HealthCare Partners, Inc.*	5,400	628,614
		2,402,166
Health Care Technology—0.5%
Cerner Corp.*	21,400	1,048,600

Home Furnishing Retail—0.6%
Bed Bath & Beyond, Inc.*	17,200	1,315,284

Home Improvement Retail—0.9%
Lumber Liquidators Holdings Inc*	19,500	1,887,990

Homebuilding—1.0%
Lennar Corp., Cl. A	30,700	1,039,809
Taylor Morrison Home Corp., Cl. A*	44,100	1,068,543
		2,108,352
Hotels Resorts & Cruise Lines—1.3%
Marriott Vacations Worldwide Corp.*	15,000	660,000
Norwegian Cruise Line Holdings Ltd*	72,700	2,199,902
		2,859,902
Human Resource & Employment Services—1.2%
Robert Half International, Inc.	69,500	2,588,180

Industrial Machinery—1.5%
Ingersoll-Rand PLC	35,100	2,142,855
Pall Corp.	15,200	1,063,392
		3,206,247
Internet Retail—0.9%
Expedia, Inc.	39,500	1,861,635

Internet Software & Services—2.0%
Cornerstone OnDemand, Inc.*	31,500	1,387,260
LinkedIn Corp.*	6,600	1,345,014
VistaPrint NV*	30,098	1,534,396
		4,266,670
Leisure Facilities—0.9%
Six Flags Entertainment Corp.	54,500	2,005,055

Leisure Products—0.8%
BRP, Inc.*(a)	67,400	1,812,558

Life & Health Insurance—0.7%
Lincoln National Corp.	35,500	1,479,285

Life Sciences Tools & Services—1.2%
Charles River Laboratories International Inc.*	37,400	1,703,196
Illumina, Inc.*	10,900	870,038
		2,573,234

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Metal & Glass Containers—0.8%
Berry Plastics Group, Inc.*	79,100	$1,824,046

Office Electronics—0.4%
Xerox Corp.	77,900	755,630

Office Services & Supplies—0.8%
West Corp.	73,900	1,622,844

Oil & Gas Equipment & Services—2.1%
Cameron International Corp.*^	51,900	3,077,670
Superior Energy Services, Inc.*^	58,200	1,491,084
		4,568,754
Oil & Gas Exploration & Production—4.4%
Cabot Oil & Gas Corp.	23,800	1,804,516
Denbury Resources, Inc.*^	79,400	1,389,500
Pioneer Natural Resources Co.^	15,600	2,414,256
Rosetta Resources, Inc.*^	29,600	1,350,056
Whiting Petroleum Corp.*^	51,000	2,624,970
		9,583,298
Oil & Gas Refining & Marketing—0.7%
HollyFrontier Corp.^	21,800	992,990
Tesoro Corp.^	10,900	619,665
		1,612,655
Packaged Foods & Meats—2.0%
ConAgra Foods, Inc.	46,800	1,694,628
Hershey Co., /The	28,700	2,722,769
		4,417,397
Paper Products—0.8%
International Paper Co.	34,300	1,657,033

Personal Products—0.8%
Avon Products, Inc.	73,200	1,673,352

Pharmaceuticals—2.9%
Actavis, Inc.*	25,600	3,437,312
Mylan, Inc.*	33,400	1,120,904
Zoetis, Inc.	54,100	1,612,721
		6,170,937
Real Estate Services—0.9%
Jones Lang LaSalle, Inc.	20,300	1,847,909

Regional Banks—0.2%
Zions Bancorporation	16,800	497,952

Research & Consulting Services—1.2%
CoStar Group, Inc.*	7,300	1,142,815
Verisk Analytics, Inc., Cl. A*	23,400	1,506,024
		2,648,839
Restaurants—0.7%
Chipotle Mexican Grill, Inc.*	3,600	1,484,172

Security & Alarm Services—0.8%
Tyco International Ltd.	51,600	1,796,196

Semiconductor Equipment—0.8%
Lam Research Corp.*	36,700	1,806,374

Semiconductors—2.5%
Microsemi Corp.*	91,700	2,261,322
NXP Semiconductor NV*	62,500	2,040,625

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Semiconductors—(CONT.)
Skyworks Solutions, Inc.*	48,850	$1,173,377
		5,475,324
Specialized Finance—1.1%
IntercontinentalExchange, Inc.*	5,600	1,021,720
Moody’s Corp.	19,400	1,314,738
		2,336,458
Specialty Chemicals—2.9%
Celanese Corp.	29,524	1,418,924
Chemtura Corp.*	36,700	820,612
Rockwood Holdings, Inc.	43,100	2,919,163
Valspar Corp., /The	15,300	1,042,236
		6,200,935
Specialty Stores—1.8%
Dick’s Sporting Goods, Inc.	18,300	940,803
Tiffany & Co.	16,500	1,311,915
Tractor Supply Co.	12,600	1,526,238
		3,778,956
Systems Software—2.0%
Check Point Software Technologies Ltd.*	17,100	962,901
CommVault Systems, Inc.*	16,100	1,359,323
Fortinet, Inc.*	46,000	977,500
ServiceNow, Inc.*	25,000	1,089,500
		4,389,224
Tobacco—1.0%
Lorillard, Inc.	51,400	2,186,042

Trading Companies & Distributors—1.1%
WW Grainger, Inc.	9,000	2,359,260

TOTAL COMMON STOCKS (Cost $185,296,478)		209,376,483

MASTER LIMITED PARTNERSHIP—1.2%
Investment Banking & Brokerage—1.2%
Apollo Global Management LLC	95,750	2,558,440
(Cost $2,443,976)		2,558,440

REAL ESTATE INVESTMENT TRUST—0.9%
Residential REITs—0.9%
American Homes 4 Rent*(L2),(b)	129,300	1,957,602
(Cost $1,939,500)		1,957,602

	CONTRACTS
PURCHASED OPTIONS—0.0%
CALL OPTIONS—0.0%
Denbury Resources, Inc. / August/ 19*	110	550

PUT OPTIONS—0.0%
Cameron International Corp. / August/ 55*	72	1,728
Ensco PLC / August/ 55*	110	3,190
SM Energy Co. / August/ 60*	73	730

	CONTRACTS	VALUE
PURCHASED OPTIONS—(CONT.)—0.0%
PUT OPTIONS—(CONT.)
SPDR S&P 500 ETF Trust / August/ 168*	183	$23,607
TOTAL PUT OPTIONS (Cost $35,624)		29,255
TOTAL PURCHASED OPTIONS (Cost $36,681)		29,805
Total Investments (Cost $189,716,635)(c)	98.8%	213,922,330
Other Assets in Excess of Liabilities	1.2	2,519,272
NET ASSETS	100.0%	$216,441,602

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.8% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $1,939,500 and represents 0.9% of the net assets of the Fund.

(c)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $190,181,081, amounted to $23,741,249 which consisted of aggregate gross unrealized appreciation of $28,614,345 and aggregate gross unrealized depreciation of $4,873,096.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cameron International Corp. / August/ 57.5	72	7,200	$4,320
Cameron International Corp. / August/ 60	36	3,600	6,120
Cameron International Corp. / August/ 62.5(L2)	36	3,600	12,240
Cameron International Corp. / August/ 65(L2)	73	7,300	40,880
Cobalt International Energy, Inc. / August/ 27.5	55	5,500	2,475
Denbury Resources, Inc. / August/ 18(L2)	73	7,300	5,110
Denbury Resources, Inc. / August/ 19(L2)	146	14,600	21,900
Ensco PLC / August/ 57.5	37	3,700	3,330
Ensco PLC / August/ 60(L2)	73	7,300	19,710
HollyFrontier Corp. / August/ 45	36	3,600	3,960
HollyFrontier Corp. / August/ 47	36	3,600	8,640
National Oilwell Varco, Inc. / August/ 72.5	73	7,300	19,345
Peabody Energy Corp. / August/ 19	55	5,500	13,805
Pioneer Natural Resources Co. / August/ 155	11	1,100	5,170
Rosetta Resources, Inc. / August/ 45	36	3,600	3,780
Rosetta Resources, Inc. / August/ 50(L2)	73	7,300	30,660
SM Energy Co. / August/ 65	70	7,000	3,500
SPDR S&P 500 ETF Trust / August/ 167	183	18,300	17,934
Superior Energy Services, Inc. / August/ 27.5(L2)	36	3,600	6,300
Tesoro Corp. / August/ 55	37	3,700	5,772
Tesoro Corp. / August/ 60	36	3,600	15,660
Whiting Petroleum Corp. / August/ 50	32	3,200	1,760
Whiting Petroleum Corp. / August/ 52.5	92	9,200	14,260
TOTAL PUT OPTIONS WRITTEN (Premiums Received $290,763)			266,631

CALL OPTIONS WRITTEN
Cameron International Corp. / August/ 57.5(L2)	37	3,700	8,695
Cameron International Corp. / August/ 60	27	2,700	2,835
Cameron International Corp. / August/ 62.5	92	9,200	3,220
Denbury Resources, Inc. / August/ 18	55	5,500	1,650
HollyFrontier Corp. / August/ 41	15	1,500	7,050
HollyFrontier Corp. / August/ 43	57	5,700	16,131
HollyFrontier Corp. / August/ 45	72	7,200	12,240
Peabody Energy Corp. / August/ 16	36	3,600	3,132
Peabody Energy Corp. / August/ 17	55	5,500	2,035
Pioneer Natural Resources Co. / August/ 150	11	1,100	8,030
Rosetta Resources, Inc. / August/ 40(L2)	36	3,600	20,160
Rosetta Resources, Inc. / August/ 45	147	14,700	33,075
Superior Energy Services, Inc. / August/ 27.5	110	11,000	1,650
Tesoro Corp. / August/ 50	36	3,600	27,720
Tesoro Corp. / August/ 55	73	7,300	25,696
Whiting Petroleum Corp. / August/ 47	3	300	1,440
Whiting Petroleum Corp. / August/ 48	97	9,700	39,770
Whiting Petroleum Corp. / August/ 49	40	4,000	11,600
Whiting Petroleum Corp. / August/ 50	76	7,600	18,620
Whiting Petroleum Corp. / September/ 50	36	3,600	12,240
TOTAL CALL OPTIONS WRITTEN (Premiums Received $261,328)			256,989
TOTAL OPTIONS WRITTEN (Premiums Received $552,091)			$523,620

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—95.0%
Advertising—0.8%
Lamar Advertising Co., Cl. A*	217,450	$9,422,109

Aerospace & Defense—3.0%
B/E Aerospace, Inc.*	156,250	10,892,187
Hexcel Corp.*	265,000	9,330,650
TransDigm Group, Inc.	59,300	8,574,187
Triumph Group, Inc.	58,600	4,597,756
		33,394,780
Airlines—1.5%
Alaska Air Group, Inc.	96,000	5,872,320
Copa Holdings SA	80,800	11,244,936
		17,117,256
Alternative Carriers—0.7%
Cogent Communications Group, Inc.	282,340	8,080,571

Apparel Accessories & Luxury Goods—1.9%
Fifth & Pacific Cos, Inc.*	487,300	11,607,486
Fossil Group, Inc.*	86,000	9,451,400
		21,058,886
Apparel Retail—2.3%
ANN, Inc.*	348,300	11,803,887
Ascena Retail Group, Inc.*	343,900	6,565,051
Children’s Place Retail Stores, Inc., /The*	127,750	6,903,610
		25,272,548
Application Software—4.1%
ANSYS, Inc.*	64,750	5,169,640
Aspen Technology, Inc.*	326,700	10,630,818
Cadence Design Systems, Inc.*	851,850	12,419,973
Nuance Communications, Inc.*	347,300	6,515,348
Ultimate Software Group, Inc.*	84,500	11,432,850
		46,168,629
Asset Management & Custody Banks—0.9%
SEI Investments, Co.	151,600	4,792,076
WisdomTree Investments, Inc.*	445,700	5,771,815
		10,563,891
Auto Parts & Equipment—1.5%
Dana Holding Corp.	351,145	7,672,518
WABCO Holdings, Inc.*	120,100	9,495,106
		17,167,624
Biotechnology—5.4%
Acorda Therapeutics, Inc.*	176,200	6,690,314
Alkermes PLC*	349,650	11,741,247
Cepheid, Inc.*	211,400	7,371,518
Medivation, Inc.*	68,000	3,935,160
Onyx Pharmaceuticals, Inc.*	82,750	10,865,075
Pharmacyclics, Inc.*	100,300	10,895,589
Synageva BioPharma Corp.*	62,000	2,982,200
Theravance, Inc.*	151,550	5,843,768
		60,324,871
Broadcasting—0.9%
Sinclair Broadcast Group, Inc., CL. A	360,800	10,178,168

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Building Products—1.7%
AO Smith Corp.	281,550	$11,633,646
Lennox International, Inc.	107,450	7,717,059
		19,350,705
Cable & Satellite—1.7%
AMC Networks, Inc.*	184,250	12,576,905
Cablevision Systems Corp.	371,450	6,942,400
		19,519,305
Communications Equipment—1.7%
ARRIS Group, Inc.*	220,350	3,314,064
Aruba Networks, Inc.*	429,400	7,634,732
JDS Uniphase Corp.*	520,700	7,638,669
		18,587,465
Computer Hardware—0.7%
3D Systems Corp.*	154,800	7,311,204

Construction Materials—0.6%
Eagle Materials Inc.	101,850	6,872,838

Data Processing & Outsourced Services—2.8%
Alliance Data Systems Corp.*	23,700	4,687,386
MAXIMUS, Inc.	205,800	7,740,138
Total System Services, Inc.	289,050	7,922,860
WEX, Inc.*	122,000	10,606,680
		30,957,064
Electrical Components & Equipment—0.9%
Hubbell Inc., Cl. B	92,900	9,972,815

Electronic Equipment Manufacturers—2.1%
Cognex Corp.	140,500	7,461,955
FEI Co.	94,300	7,303,535
OSI Systems, Inc.*	129,750	9,133,102
		23,898,592
Electronic Manufacturing Services—0.6%
Trimble Navigation Ltd.*	250,390	7,146,131

Environmental & Facilities Services—0.7%
Waste Connections, Inc.	183,075	7,919,825

Food Distributors—1.0%
United Natural Foods, Inc.*	196,250	11,500,250

Food Retail—0.5%
Fresh Market, Inc., /The*	104,550	5,518,149

Forest Products—0.5%
Louisiana-Pacific Corp.*	327,300	5,321,898

Health Care Equipment—2.5%
Insulet Corp.*	309,450	9,868,361
Sirona Dental Systems, Inc.*	106,600	7,525,960
Thoratec Corp.*	145,400	4,767,666
Wright Medical Group, Inc.*	203,150	5,570,373
		27,732,360
Health Care Facilities—1.8%
Healthsouth Corp.*	184,100	5,994,296
Tenet Healthcare Corporation*	118,250	5,279,862
Universal Health Services, Inc., Cl. B	122,750	8,586,363
		19,860,521

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Health Care Supplies—1.8%
Align Technology, Inc.*	247,800	$10,665,312
Endologix, Inc.*	575,350	8,992,720
		19,658,032
Health Care Technology—1.3%
athenahealth, Inc.*	68,500	7,668,575
HMS Holdings Corp.*	276,950	6,699,420
		14,367,995
Home Improvement Retail—0.8%
Lumber Liquidators Holdings Inc*	88,450	8,563,729

Homebuilding—0.5%
Taylor Morrison Home Corp., Cl. A*	216,300	5,240,949

Homefurnishing Retail—0.5%
Pier 1 Imports, Inc.	242,500	5,698,750

Hotels Resorts & Cruise Lines—1.2%
Marriott Vacations Worldwide Corp.*	190,900	8,399,600
Norwegian Cruise Line Holdings Ltd*	181,450	5,490,677
		13,890,277
Housewares & Specialties—2.1%
Jarden Corp.*	248,650	11,306,115
Tupperware Brands Corp.	139,735	11,776,866
		23,082,981
Human Resource & Employment Services—1.0%
Robert Half International, Inc.	300,500	11,190,620

Industrial Machinery—3.3%
Actuant Corp., Cl. A	325,550	11,495,170
Lincoln Electric Holdings, Inc.	126,000	7,439,040
Middleby Corp.*	40,200	7,193,388
Nordson Corp.	77,900	5,621,264
Timken Co.	92,600	5,409,692
		37,158,554
Insurance Brokers—0.8%
Brown & Brown, Inc.	285,350	9,413,696

Internet Software & Services—2.3%
AOL, Inc.	147,650	5,439,426
Cornerstone OnDemand, Inc.*	216,400	9,530,256
DealerTrack Holdings, Inc.*	294,150	11,001,210
		25,970,892
Investment Banking & Brokerage—0.7%
LPL Financial Holdings, Inc.	210,500	8,011,630

IT Consulting & Other Services—1.0%
Gartner, Inc.*	187,550	11,254,876

Leisure Facilities—1.9%
Life Time Fitness, Inc.*	190,350	10,143,751
Six Flags Entertainment Corp.	301,250	11,082,988
		21,226,739
Leisure Products—0.8%
Brunswick Corp.	251,450	9,492,238

Life Sciences Tools & Services—1.1%
Charles River Laboratories International Inc.*	182,100	8,292,834

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Life Sciences Tools & Services—(CONT.)
Mettler-Toledo International, Inc.*	20,900	$4,610,540
		12,903,374
Managed Health Care—1.1%
Centene Corp.*	106,600	5,913,102
Molina Healthcare, Inc.*	168,550	6,256,576
		12,169,678
Metal & Glass Containers—2.8%
Berry Plastics Group, Inc.*	425,050	9,801,653
Crown Holdings, Inc.*	269,500	11,812,185
Owens-Illinois, Inc.*	314,750	9,363,813
		30,977,651
Oil & Gas Equipment & Services—1.1%
Dresser-Rand Group, Inc.*	94,700	5,764,389
Oceaneering International, Inc.	36,450	2,955,731
Superior Energy Services, Inc.*	125,000	3,202,500
		11,922,620
Oil & Gas Exploration & Production—2.7%
Rosetta Resources, Inc.*	148,650	6,779,926
SM Energy Co.	194,950	13,398,914
Whiting Petroleum Corp.*	191,100	9,835,917
		30,014,757
Packaged Foods & Meats—2.1%
B&G Foods, Inc.	358,000	12,472,720
Hain Celestial Group, Inc.*	157,250	11,472,960
		23,945,680
Pharmaceuticals—1.3%
Questcor Pharmaceuticals, Inc.	78,150	5,221,983
Santarus, Inc.*	95,550	2,323,776
ViroPharma, Inc.*	199,300	6,839,976
		14,385,735
Railroads—1.0%
Genesee & Wyoming, Inc., Cl. A*	124,900	11,198,534

Real Estate Services—0.8%
Jones Lang LaSalle, Inc.	98,450	8,961,903

Regional Banks—2.0%
Signature Bank*	81,300	7,443,015
Synovus Financial Corp.	2,063,800	6,872,454
Zions Bancorporation	263,300	7,804,212
		22,119,681
Research & Consulting Services—0.8%
Equifax, Inc.	133,250	8,425,397

Restaurants—1.1%
Dunkin’ Brands Group, Inc.	278,550	12,033,360

Semiconductor Equipment—1.1%
Lam Research Corp.*	258,668	12,731,639

Semiconductors—2.1%
Microsemi Corp.*	476,250	11,744,325
ON Semiconductor Corp.*	732,800	6,038,272
Skyworks Solutions, Inc.*	236,200	5,673,524
		23,456,121

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Specialty Chemicals—4.2%
Chemtura Corp.*	508,150	$11,362,234
Cytec Industries, Inc.	103,800	8,086,020
PolyOne Corp.	297,500	8,600,725
Rockwood Holdings, Inc.	163,950	11,104,333
Valspar Corp., /The	121,955	8,307,575
		47,460,887
Specialty Stores—1.8%
Dick’s Sporting Goods, Inc.	173,700	8,929,917
GNC Holdings, Inc., Cl. A	216,100	11,405,758
		20,335,675
Systems Software—2.9%
CommVault Systems, Inc.*	139,700	11,794,871
Fortinet, Inc.*	331,450	7,043,313
NetSuite, Inc.*	88,600	8,318,654
ServiceNow, Inc.*	128,150	5,584,777
		32,741,615
Thrifts & Mortgage Finance—0.5%
Northwest Bancshares, Inc.	405,150	5,599,173

Trading Companies & Distributors—2.1%
MSC Industrial Direct Co., Inc.	56,650	4,585,818
United Rentals, Inc.*	149,850	8,589,402
WESCO International, Inc.*	129,900	9,843,822
		23,019,042
TOTAL COMMON STOCKS (Cost $831,273,341)		1,068,842,935

MASTER LIMITED PARTNERSHIP—0.9%
Asset Management & Custody Banks—0.9%
Och-Ziff Capital Management Group LLC, Cl. A	863,400	9,756,420
(Cost $8,056,506)		9,756,420

REAL ESTATE INVESTMENT TRUST—2.5%
Mortgage REITs—0.7%
Two Harbors Investment Corp.	728,600	7,307,858

Retail REITs—1.4%
Tanger Factory Outlet Centers	249,400	8,088,042
Taubman Centers, Inc.	108,250	7,926,065
		16,014,107
Specialized REITs—0.5%
Omega Healthcare Investors, Inc.	166,250	5,291,738
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $29,600,143)		28,613,703
Total Investments (Cost $868,929,990)(a)	98.4%	1,107,213,058
Other Assets in Excess of Liabilities	1.6	18,451,841
NET ASSETS	100.0%	$1,125,664,899

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.

(a)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $870,503,600, amounted to $236,709,458 which consisted of aggregate gross unrealized appreciation of $244,663,548 and aggregate gross unrealized depreciation of $7,954,090.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—94.5%
Aerospace & Defense—1.5%
Esterline Technologies Corp.*	16,620	$1,353,533
Hexcel Corp.*	69,800	2,457,658
		3,811,191
Air Freight & Logistics—0.8%
HUB Group, Inc., Cl. A*	53,200	2,034,900

Airlines—0.9%
Alaska Air Group, Inc.	30,000	1,835,100
US Airways Group, Inc.*	26,400	510,840
		2,345,940
Alternative Carriers—0.9%
Cogent Communications Group, Inc.	76,600	2,192,292

Apparel Accessories & Luxury Goods—1.2%
Fifth & Pacific Cos, Inc.*	122,200	2,910,804

Apparel Retail—3.0%
ANN, Inc.*	77,000	2,609,530
Children’s Place Retail Stores, Inc., /The*	29,100	1,572,564
DSW, Inc., Cl. A	22,100	1,674,959
Stage Stores, Inc.	68,200	1,702,272
		7,559,325
Application Software—4.7%
Aspen Technology, Inc.*	83,900	2,730,106
BroadSoft, Inc.*	63,200	1,885,888
Cadence Design Systems, Inc.*	189,200	2,758,536
Synchronoss Technologies, Inc.*	62,700	2,162,523
Ultimate Software Group, Inc.*	17,800	2,408,340
		11,945,393
Asset Management & Custody Banks—1.4%
Financial Engines, Inc.	35,900	1,713,866
WisdomTree Investments, Inc.*	136,100	1,762,495
		3,476,361
Auto Parts & Equipment—1.4%
American Axle & Manufacturing Holdings, Inc.*	84,300	1,639,635
Dana Holding Corp.	84,864	1,854,279
		3,493,914
Biotechnology—5.9%
ACADIA Pharmaceuticals, Inc.*	51,800	1,020,460
Acorda Therapeutics, Inc.*	47,600	1,807,372
Aegerion Pharmaceuticals, Inc.*	11,200	1,025,808
Alkermes PLC*	75,600	2,538,648
Celldex Therapeutics, Inc.*	24,300	497,664
Cepheid, Inc.*	46,700	1,628,429
Cubist Pharmaceuticals, Inc.*	23,900	1,489,687
Orexigen Therapeutics, Inc.*	152,500	1,159,000
Portola Pharmaceuticals, Inc.*	45,400	1,043,292
Synageva BioPharma Corp.*	25,400	1,221,740
Theravance, Inc.*	35,500	1,368,880
		14,800,980
Broadcasting—1.0%
Nexstar Broadcasting Group, Inc.	70,500	2,540,820

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Building Products—0.9%
AO Smith Corp.	55,000	$2,272,600

Communications Equipment—2.7%
ARRIS Group, Inc.*	65,400	983,616
Aruba Networks, Inc.*	108,500	1,929,130
Finisar Corp.*	57,600	1,113,408
RADWARE Ltd.*	101,400	1,389,180
Ruckus Wireless, Inc.*	103,182	1,373,352
		6,788,686
Computer Hardware—0.4%
Silicon Graphics International Corp.*	46,300	871,366

Construction & Engineering—0.6%
Primoris Services Corp.	73,800	1,535,040

Construction & Farm Machinery & Heavy Trucks—0.5%
Lindsay Corp.	15,900	1,194,090

Construction Materials—0.8%
Eagle Materials Inc.	28,500	1,923,180

Consumer Finance—0.5%
Portfolio Recovery Associates, Inc.*	8,800	1,313,928

Data Processing & Outsourced Services—1.6%
MAXIMUS, Inc.	48,200	1,812,802
WEX, Inc.*	26,375	2,293,043
		4,105,845
Education Services—0.3%
Grand Canyon Education, Inc.*	24,800	838,736

Electrical Components & Equipment—0.8%
Acuity Brands Inc.	21,800	1,885,700

Electronic Equipment Manufacturers—2.4%
Cognex Corp.	41,200	2,188,132
FEI Co.	21,500	1,665,175
OSI Systems, Inc.*	29,800	2,097,622
		5,950,929
Environmental & Facilities Services—0.3%
Tetra Tech, Inc.*	31,800	750,480

Food Distributors—1.1%
United Natural Foods, Inc.*	47,300	2,771,780

Food Retail—0.5%
Fresh Market, Inc., /The*	23,800	1,256,164

Footwear—0.7%
Wolverine World Wide, Inc.	28,800	1,656,288

Forest Products—0.6%
Louisiana-Pacific Corp.*	88,200	1,434,132

Health Care Equipment—3.3%
HeartWare International, Inc.*	18,200	1,682,044
Insulet Corp.*	74,200	2,366,238
NxStage Medical, Inc.*	103,200	1,337,472
Thoratec Corp.*	23,928	784,599
Wright Medical Group, Inc.*	75,900	2,081,178
		8,251,531
Health Care Facilities—0.9%
Healthsouth Corp.*	69,800	2,272,688

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Health Care Services—1.0%
Team Health Holdings, Inc.*	62,100	$2,497,662

Health Care Supplies—2.1%
Align Technology, Inc.*	59,700	2,569,488
Endologix, Inc.*	142,400	2,225,712
TearLab Corp.*	34,600	489,590
		5,284,790
Health Care Technology—1.7%
athenahealth, Inc.*	20,500	2,294,975
Greenway Medical Technologies*	32,200	372,554
HMS Holdings Corp.*	63,900	1,545,741
		4,213,270
Home Furnishings—0.5%
Ethan Allen Interiors, Inc.	38,879	1,180,755

Home Improvement Retail—1.1%
Lumber Liquidators Holdings Inc*	20,900	2,023,538
Tile Shop Holdings, Inc.*	29,300	832,999
		2,856,537
Homebuilding—1.0%
Taylor Morrison Home Corp., Cl. A*	63,400	1,536,182
William Lyon Homes, Cl. A*	47,000	1,062,670
		2,598,852
Homefurnishing Retail—1.1%
Pier 1 Imports, Inc.	118,400	2,782,400

Hotels Resorts & Cruise Lines—1.2%
Interval Leisure Group	40,700	875,457
Marriott Vacations Worldwide Corp.*	48,900	2,151,600
		3,027,057
Human Resource & Employment Services—1.2%
On Assignment, Inc.*	94,600	2,888,138

Industrial Machinery—4.3%
Actuant Corp., Cl. A	70,140	2,476,643
Chart Industries, Inc.*	13,500	1,534,950
ExOne Co., /The*	34,700	2,117,394
Middleby Corp.*	10,100	1,807,294
RBC Bearings, Inc.*	24,000	1,316,640
Watts Water Technologies, Inc.	30,500	1,594,540
		10,847,461
Internet Software & Services—5.3%
Cornerstone OnDemand, Inc.*	64,300	2,831,772
DealerTrack Holdings, Inc.*	65,000	2,431,000
Demandware, Inc.*	27,700	1,230,434
E2open, Inc.*	92,700	1,842,876
Millennial Media, Inc.*	87,300	865,143
Trulia, Inc.*	64,500	2,403,270
VistaPrint NV*	33,600	1,712,928
		13,317,423
IT Consulting & Other Services—0.7%
InterXion Holding NV*	68,600	1,726,662

Leisure Facilities—1.9%
Life Time Fitness, Inc.*	41,975	2,236,848

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Leisure Facilities—(CONT.)
Six Flags Entertainment Corp.	67,200	$2,472,288
		4,709,136
Leisure Products—0.8%
Brunswick Corp.	55,811	2,106,865

Life Sciences Tools & Services—1.3%
Charles River Laboratories International Inc.*	37,300	1,698,642
PAREXEL International Corp.*	33,708	1,666,861
		3,365,503
Managed Health Care—1.1%
Centene Corp.*	25,200	1,397,844
Molina Healthcare, Inc.*	38,000	1,410,560
		2,808,404
Metal & Glass Containers—1.0%
Berry Plastics Group, Inc.*	106,000	2,444,360

Movies & Entertainment—1.0%
Lions Gate Entertainment Corp.*	78,000	2,537,340

Oil & Gas Equipment & Services—0.5%
Bristow Group, Inc.	18,100	1,230,981

Oil & Gas Exploration & Production—3.3%
Approach Resources, Inc.*	73,600	1,949,664
Berry Petroleum Co., Cl. A	27,900	1,131,345
Kodiak Oil & Gas Corp.*	154,900	1,504,079
Nothern Oil and Gas, Inc.*	112,900	1,491,409
Rosetta Resources, Inc.*	47,800	2,180,158
		8,256,655
Packaged Foods & Meats—2.1%
B&G Foods, Inc.	80,000	2,787,200
Hain Celestial Group, Inc.*	32,920	2,401,843
		5,189,043
Pharmaceuticals—2.2%
Auxilium Pharmaceuticals, Inc.*	49,100	901,476
Questcor Pharmaceuticals, Inc.	25,000	1,670,500
Santarus, Inc.*	45,400	1,104,128
ViroPharma, Inc.*	52,600	1,805,232
		5,481,336
Railroads—0.7%
Genesee & Wyoming, Inc., Cl. A*	19,400	1,739,404

Real Estate Services—0.8%
Jones Lang LaSalle, Inc.	23,000	2,093,690

Regional Banks—1.0%
Synovus Financial Corp.	395,200	1,316,016
Texas Capital Bancshares, Inc.*	25,700	1,169,093
		2,485,109
Research & Consulting Services—1.0%
CoStar Group, Inc.*	16,000	2,504,800

Restaurants—1.9%
Buffalo Wild Wings, Inc.*	17,700	1,833,366
Domino’s Pizza, Inc.	48,000	3,003,840
		4,837,206

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Semiconductors—3.5%
Applied Micro Circuits Corporation*	119,904	$1,423,260
Cypress Semiconductor Corp.	159,500	2,036,815
Intersil Corp.	100,200	1,023,042
Microsemi Corp.*	109,397	2,697,730
Semtech Corp.*	52,400	1,585,100
		8,765,947
Specialized Consumer Services—0.5%
Sotheby’s	25,500	1,147,500

Specialty Chemicals—2.7%
Chemtura Corp.*	109,800	2,455,128
Cytec Industries, Inc.	28,300	2,204,570
PolyOne Corp.	77,600	2,243,416
		6,903,114
Specialty Stores—1.0%
Five Below, Inc.	64,000	2,487,040

Systems Software—1.5%
CommVault Systems, Inc.*	31,700	2,676,431
Cyan, Inc.*	113,900	1,182,282
		3,858,713
Thrifts & Mortgage Finance—0.6%
Northwest Bancshares, Inc.	110,800	1,531,256

Trading Companies & Distributors—0.9%
Beacon Roofing Supply, Inc.*	56,900	2,320,951

Trucking—0.7%
Avis Budget Group, Inc.*	57,400	1,816,136
TOTAL COMMON STOCKS (Cost $184,213,845)		238,026,579

MASTER LIMITED PARTNERSHIP—0.9%
Asset Management & Custody Banks—0.9%
Fortress Investment Group LLC, Cl. A	274,800	2,157,180
(Cost $1,534,625)		2,157,180

REAL ESTATE INVESTMENT TRUST—2.5%
Mortgage REITs—0.6%
Two Harbors Investment Corp.	155,800	1,562,674

Office REITs—0.4%
Dupont Fabros Technology, Inc.	41,900	959,929

Residential REITs—1.0%
American Homes 4 Rent*(L2),(a)	74,900	1,133,986
Silver Bay Realty Trust Corp.	90,895	1,462,501
		2,596,487
Specialized REITs—0.5%
Omega Healthcare Investors, Inc.	36,500	1,161,795
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $6,793,201)		6,280,885
Total Investments (Cost $192,541,671)(b)	97.8%	246,464,644
Other Assets in Excess of Liabilities	2 .2	5,571,645
NET ASSETS	100.0%	$252,036,289

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $1,123,500 and represents 0.4% of the net assets of the Fund.

(b)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $192,985,989, amounted to $53,478,655 which consisted of aggregate gross unrealized appreciation of $57,456,881 and aggregate gross unrealized depreciation of $3,978,226.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡  (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—93.5%
Advertising—0.7%
Lamar Advertising Co., Cl. A*	2,340	$101,392

Aerospace & Defense—2.4%
B/E Aerospace, Inc.*	2,025	141,163
Esterline Technologies Corp.*	950	77,368
Hexcel Corp.*	3,705	130,453
		348,984
Airlines—1.7%
Alaska Air Group, Inc.	1,745	106,741
Copa Holdings SA	1,040	144,737
		251,478
Apparel Accessories & Luxury Goods—1.8%
Fifth & Pacific Cos, Inc.*	7,115	169,479
Fossil Group, Inc.*	875	96,163
		265,642
Apparel Retail—1.5%
ANN, Inc.*	3,540	119,971
DSW, Inc., Cl. A	1,290	97,769
		217,740
Application Software—4.1%
Aspen Technology, Inc.*	4,050	131,787
BroadSoft, Inc.*	3,095	92,355
Cadence Design Systems, Inc.*	8,370	122,035
Synchronoss Technologies, Inc.*	3,270	112,782
Ultimate Software Group, Inc.*	1,015	137,329
		596,288
Asset Management & Custody Banks—1.8%
Financial Engines, Inc.	2,250	107,415
SEI Investments, Co.	1,840	58,162
WisdomTree Investments, Inc.*	6,975	90,326
		255,903
Auto Parts & Equipment—2.2%
American Axle & Manufacturing Holdings, Inc.*	4,930	95,889
Dana Holding Corp.	4,900	107,065
WABCO Holdings, Inc.*	1,440	113,846
		316,800
Biotechnology—6.9%
Acorda Therapeutics, Inc.*	1,560	59,233
Aegerion Pharmaceuticals, Inc.*	655	59,991
Alkermes PLC*	3,810	127,940
Astex Pharmaceuticals*	9,295	48,613
Cepheid, Inc.*	2,690	93,800
Cubist Pharmaceuticals, Inc.*	1,575	98,170
Medivation, Inc.*	1,250	72,337
Onyx Pharmaceuticals, Inc.*	1,075	141,148
Pharmacyclics, Inc.*	1,170	127,097
Portola Pharmaceuticals, Inc.*	3,765	86,520
Puma Biotechnology, Inc.*	820	41,910
Synageva BioPharma Corp.*	1,005	48,341
		1,005,100

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Broadcasting—1.0%
Nexstar Broadcasting Group, Inc.	3,885	$140,015

Building Products—1.4%
AO Smith Corp.	3,000	123,960
Lennox International, Inc.	1,050	75,411
		199,371
Cable & Satellite—1.7%
AMC Networks, Inc.*	2,225	151,878
Cablevision Systems Corp.	5,350	99,992
		251,870
Communications Equipment—1.5%
JDS Uniphase Corp.*	4,590	67,335
Procera Networks, Inc.*	5,650	84,298
Ruckus Wireless, Inc.*	5,085	67,682
		219,315
Computer Hardware—0.5%
Silicon Graphics International Corp.*	3,850	72,457

Construction Materials—0.8%
Eagle Materials Inc.	1,720	116,065

Data Processing & Outsourced Services—1.2%
Alliance Data Systems Corp.*	385	76,145
MAXIMUS, Inc.	2,810	105,684
		181,829
Electric Utilities—0.5%
ITC Holdings Corp.	785	72,039

Electrical Components & Equipment—0.9%
Hubbell Inc., Cl. B	1,175	126,136

Electronic Equipment Manufacturers—0.8%
OSI Systems, Inc.*	1,650	116,144

Environmental & Facilities Services—0.7%
Waste Connections, Inc.	2,505	108,366

Food Distributors—0.8%
United Natural Foods, Inc.*	2,045	119,837

Food Retail—0.5%
Fresh Market, Inc., /The*	1,265	66,767

Forest Products—0.7%
Louisiana-Pacific Corp.*	5,815	94,552

Health Care Equipment—2.5%
GenMark Diagnostics, Inc.*	4,375	41,563
HeartWare International, Inc.*	915	84,564
Insulet Corp.*	4,725	150,680
Wright Medical Group, Inc.*	3,410	93,502
		370,309
Health Care Facilities—1.0%
Universal Health Services, Inc., Cl. B	2,055	143,747

Health Care Services—1.1%
Team Health Holdings, Inc.*	3,905	157,059

Health Care Supplies—1.2%
Align Technology, Inc.*	3,015	129,766
TearLab Corp.*	2,695	38,134
		167,900

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Health Care Technology—0.9%
Greenway Medical Technologies*	2,630	$30,429
HMS Holdings Corp.*	4,180	101,114
		131,543
Home Furnishing Retail—0.6%
Williams-Sonoma, Inc.	1,440	84,758

Home Furnishings—0.4%
Ethan Allen Interiors, Inc.	2,000	60,740

Home Improvement Retail—0.6%
Tile Shop Holdings, Inc.*	3,320	94,388

Homebuilding—0.9%
TRI Pointe Homes, Inc.*	4,295	64,812
William Lyon Homes, Cl. A*	2,640	59,690
		124,502
Hotels Resorts & Cruise Lines—1.4%
Marriott Vacations Worldwide Corp.*	2,290	100,760
Norwegian Cruise Line Holdings Ltd*	3,195	96,681
		197,441
Housewares & Specialties—0.9%
Jarden Corp.*	2,872	130,590

Human Resource & Employment Services—0.9%
On Assignment, Inc.*	4,125	125,936

Industrial Machinery—3.6%
Actuant Corp., Cl. A	4,105	144,947
ExOne Co., /The*	2,550	155,601
Lincoln Electric Holdings, Inc.	1,640	96,826
Nordson Corp.	795	57,367
RBC Bearings, Inc.*	1,310	71,867
		526,608
Internet Software & Services—8.4%
Cornerstone OnDemand, Inc.*	3,765	165,811
DealerTrack Holdings, Inc.*	3,760	140,624
Demandware, Inc.*	2,425	107,718
E2open, Inc.*	5,000	99,400
eGain Corp.*	13,425	154,522
Millennial Media, Inc.*	7,265	71,996
SPS Commerce, Inc.*	2,785	179,716
Textura Corp.*	4,540	136,926
Trulia, Inc.*	4,565	170,092
		1,226,805
IT Consulting & Other Services—1.6%
Gartner, Inc.*	2,170	130,222
InterXion Holding NV*	4,195	105,588
		235,810
Leisure Facilities—1.0%
Six Flags Entertainment Corp.	3,940	144,952

Leisure Products—0.8%
Brunswick Corp.	3,010	113,627

Life Sciences Tools & Services—0.7%
Charles River Laboratories International Inc.*	2,160	98,367

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Managed Health Care—0.7%
Centene Corp.*	1,895	$105,116

Metal & Glass Containers—0.9%
Berry Plastics Group, Inc.*	5,485	126,484

Oil & Gas Equipment & Services—0.8%
Bristow Group, Inc.	1,005	68,350
Superior Energy Services, Inc.*	2,165	55,467
		123,817
Oil & Gas Exploration & Production—3.2%
Energy XXI Bermuda Ltd.	1,630	43,766
Kodiak Oil & Gas Corp.*	11,885	115,403
Rosetta Resources, Inc.*	1,715	78,221
SM Energy Co.	2,205	151,550
Whiting Petroleum Corp.*	1,505	77,462
		466,402
Packaged Foods & Meats—2.6%
Annie’s, Inc.*	2,240	92,535
B&G Foods, Inc.	4,260	148,418
Hain Celestial Group, Inc.*	2,000	145,920
		386,873
Pharmaceuticals—0.8%
Auxilium Pharmaceuticals, Inc.*	2,970	54,529
ViroPharma, Inc.*	1,890	64,865
		119,394
Railroads—0.8%
Genesee & Wyoming, Inc., Cl. A*	1,375	123,283

Real Estate Services—0.8%
Jones Lang LaSalle, Inc.	1,215	110,601

Regional Banks—1.8%
Signature Bank*	810	74,156
Synovus Financial Corp.	26,945	89,727
Zions Bancorporation	3,335	98,849
		262,732
Research & Consulting Services—0.8%
Equifax, Inc.	1,890	119,505

Restaurants—2.3%
Del Frisco’s Restaurant Group, Inc.*	3,935	82,792
Dunkin’ Brands Group, Inc.	3,765	162,648
Noodles & Co.*	1,950	84,572
		330,012
Semiconductor Equipment—1.0%
Lam Research Corp.*	3,053	150,269

Semiconductors—2.2%
Microsemi Corp.*	6,125	151,042
ON Semiconductor Corp.*	10,290	84,790
Skyworks Solutions, Inc.*	3,510	84,310
		320,142
Specialized Consumer Services—0.3%
Sotheby’s	1,080	48,600

Specialty Chemicals—2.8%
PolyOne Corp.	4,850	140,214

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Specialty Chemicals—(CONT.)
Rockwood Holdings, Inc.	2,265	$153,408
Valspar Corp., /The	1,590	108,311
		401,933
Specialty Stores—2.5%
Dick’s Sporting Goods, Inc.	2,030	104,362
Five Below, Inc.	3,515	136,593
GNC Holdings, Inc., Cl. A	2,220	117,172
		358,127
Systems Software—2.6%
CommVault Systems, Inc.*	1,495	126,223
Cyan, Inc.*	6,825	70,844
Fortinet, Inc.*	4,360	92,650
ServiceNow, Inc.*	1,990	86,724
		376,441
Thrifts & Mortgage Finance—0.6%
Northwest Bancshares, Inc.	6,805	94,045

Trading Companies & Distributors—1.3%
Rush Enterprises, Inc., Cl. A*	3,295	82,112
United Rentals, Inc.*	1,770	101,456
		183,568
Trucking—0.7%
Avis Budget Group, Inc.*	3,180	100,615
TOTAL COMMON STOCKS (Cost $10,422,688)		13,687,131

MASTER LIMITED PARTNERSHIP—0.8%
Asset Management & Custody Banks—0.8%
Och-Ziff Capital Management Group LLC, Cl. A	10,285	116,221
(Cost $102,108)		116,221

REAL ESTATE INVESTMENT TRUST—2.8%
Mortgage REITs—0.6%
Two Harbors Investment Corp.	9,295	93,229

Residential REITs—0.5%
Silver Bay Realty Trust Corp.	4,588	73,821

Retail REITs—1.3%
Tanger Factory Outlet Centers	3,085	100,047
Taubman Centers, Inc.	1,200	87,864
		187,911
Specialized REITs—0.4%
Omega Healthcare Investors, Inc.	1,660	52,838
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $436,773)		407,799
Total Investments (Cost $10,961,569)(a)	97.1%	14,211,151
Other Assets in Excess of Liabilities	2 .9	421,946
NET ASSETS	100.0%	$14,633,097

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.

(a)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,975,536, amounted to $3,235,615 which consisted of aggregate gross unrealized appreciation of $3,407,573 and aggregate gross unrealized depreciation of $171,958.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡  (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—81.5%
Biotechnology—18.7%
ACADIA Pharmaceuticals, Inc.*	49,900	$983,030
Alexion Pharmaceuticals, Inc.*	33,700	3,916,951
Amgen, Inc.	53,500	5,793,515
Biogen Idec Inc.*	17,300	3,773,649
Cepheid, Inc.*	23,200	808,984
Gilead Sciences, Inc.*	145,600	8,947,120
Idenix Pharmaceuticals, Inc.*	244,400	960,492
Onyx Pharmaceuticals, Inc.*	26,050	3,420,365
Portola Pharmaceuticals, Inc.*	96,800	2,224,464
Regeneron Pharmaceuticals, Inc.*	3,600	972,216
Synageva BioPharma Corp.*	32,250	1,551,225
Theravance, Inc.*	44,950	1,733,272
Vertex Pharmaceuticals, Inc.*	11,900	949,620
		36,034,903
Health Care Equipment—9.5%
Covidien PLC	71,450	4,403,464
CR Bard, Inc.	34,850	3,993,810
HeartWare International, Inc.*	10,200	942,684
Insulet Corp.*	61,660	1,966,337
Medtronic, Inc.	44,950	2,483,038
NxStage Medical, Inc.*	88,300	1,144,368
Thoratec Corp.*	30,800	1,009,932
Wright Medical Group, Inc.*	83,371	2,286,033
		18,229,666
Health Care Facilities—1.8%
Healthsouth Corp.*	45,800	1,491,248
Tenet Healthcare Corporation*	20,538	917,022
Universal Health Services, Inc., Cl. B	13,750	961,812
		3,370,082
Health Care Services—3.2%
Catamaran Corp.*	38,700	2,043,360
Express Scripts, Inc.*	47,800	3,133,290
Team Health Holdings, Inc.*	23,850	959,247
		6,135,897
Health Care Supplies—2.0%
Align Technology, Inc.*	42,350	1,822,744
Endologix, Inc.*	127,450	1,992,044
		3,814,788
Health Care Technology—0.7%
Greenway Medical Technologies*	41,000	474,370
HMS Holdings Corp.*	38,600	933,734
		1,408,104
Life Sciences Tools & Services—1.1%
Charles River Laboratories International Inc.*	46,850	2,133,549

Managed Health Care—7.1%
Aetna, Inc.	29,450	1,889,806
Centene Corp.*	10,600	587,982
Cigna Corp.	14,100	1,097,403
Molina Healthcare, Inc.*	49,150	1,824,448

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Managed Health Care—(CONT.)
UnitedHealth Group, Inc.	113,000	$8,232,050
		13,631,689
Pharmaceuticals—37.5%
AbbVie, Inc.	209,450	9,525,786
Actavis, Inc.*	68,550	9,204,208
Bristol-Myers Squibb Co.	127,900	5,530,396
Eli Lilly & Co.	37,777	2,006,336
Johnson & Johnson	106,350	9,943,725
Merck & Co., Inc.	140,250	6,755,843
Mylan, Inc.*	108,850	3,653,006
Pfizer, Inc.	236,550	6,914,357
Roche Holding AG	26,550	6,540,681
Shire PLC#	36,150	3,953,002
Valeant Pharmaceuticals International, Inc.*	48,404	4,530,614
ViroPharma, Inc.*	31,600	1,084,512
Zoetis, Inc.	90,350	2,693,334
		72,335,800
TOTAL COMMON STOCKS (Cost $126,125,783)		157,094,478

	CONTRACTS
PURCHASED OPTIONS—0.4%
PUT OPTIONS—0.4%
Health Care Select Sector SPDR Fund / September/ 50*	2,000	144,000
iShares Russell 2000 ETF / October/ 104*	500	184,500
iShares Russell 2000 ETF / September/ 100*	1,750	297,500
iShares Russell 2000 ETF / September/ 103*	500	135,500
TOTAL PUT OPTIONS (Cost $1,301,142)		761,500
TOTAL PURCHASED OPTIONS (Cost $1,301,142)		761,500
Total Investments (Cost $127,426,925)(a)	81.9%	157,855,978
Other Assets in Excess of Liabilities	18.1	34,971,916
NET ASSETS	100.0%	$192,827,894

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $128,162,992, amounted to $29,692,986 which consisted of aggregate gross unrealized appreciation of $32,473,977 and aggregate gross unrealized depreciation of $2,780,991.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡  (Unaudited) July 31, 2013

	SHARES	VALUE
COMMON STOCKS—91.5%
Aerospace & Defense—3.9%
Boeing Co., /The	12,120	$1,273,812
General Dynamics Corp.	13,900	1,186,226
Honeywell International, Inc.	17,400	1,443,852
		3,903,890
Air Freight & Logistics—0.7%
United Parcel Service, Inc., Cl. B	7,700	668,360

Airlines—0.6%
Copa Holdings SA	4,000	556,680

Apparel Retail—0.5%
L Brands, Inc.	9,300	518,661

Asset Management & Custody Banks—2.0%
Ameriprise Financial, Inc.	8,100	720,900
BlackRock, Inc.	4,600	1,297,016
		2,017,916
Auto Parts & Equipment—1.5%
BorgWarner, Inc.	5,700	543,951
Delphi Automotive PLC	16,800	902,496
		1,446,447
Biotechnology—0.8%
Amgen, Inc.	7,500	812,175

Cable & Satellite—0.8%
Comcast Corporation, Cl. A	17,800	802,424

Casinos & Gaming—0.7%
Las Vegas Sands Corp.	12,500	694,625

Commodity Chemicals—0.6%
LyondellBasell Industries NV, Cl. A	8,700	597,777

Communications Equipment—2.8%
Cisco Systems, Inc.	59,000	1,507,450
QUALCOMM, Inc.	19,500	1,258,725
		2,766,175
Computer Hardware—3.4%
Apple, Inc.	7,465	3,377,912

Computer Storage & Peripherals—0.6%
Western Digital Corp.	8,800	566,544

Consumer Finance—0.7%
American Express Co.	9,800	722,946

Diversified Banks—1.9%
Wells Fargo & Co.	43,000	1,870,500

Diversified Chemicals—0.6%
Dow Chemical Co., /The	16,000	560,640

Drug Retail—1.1%
CVS Caremark Corp.	18,300	1,125,267

Electric Utilities—1.0%
Southern Co., /The	21,600	968,544

Electrical Components & Equipment—1.1%
Eaton Corp., PLC	16,200	1,116,990

Fertilizers & Agricultural Chemicals—0.4%
Mosaic Co., /The	10,700	439,663

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Footwear—0.6%
NIKE, Inc., Cl. B	9,000	$566,280

General Merchandise Stores—1.2%
Target Corp.	17,300	1,232,625

Health Care Equipment—0.8%
Medtronic, Inc.	14,700	812,028

Home Improvement Retail—1.8%
Home Depot, Inc., /The	22,900	1,809,787

Household Products—2.3%
Procter & Gamble Co., /The	27,825	2,234,347

Hypermarkets & Super Centers—1.2%
Wal-Mart Stores, Inc.	15,200	1,184,688

Industrial Conglomerates—2.3%
General Electric Co.	94,700	2,307,839

Industrial Machinery—0.5%
Timken Co.	8,900	519,938

Integrated Oil & Gas—5.6%
Exxon Mobil Corp.	34,600	3,243,750
Royal Dutch Shell PLC#	33,500	2,289,725
		5,533,475
Integrated Telecommunication Services—3.2%
AT&T, Inc.	31,800	1,121,586
Verizon Communications, Inc.	42,000	2,078,160
		3,199,746
Internet Software & Services—1.8%
Google, Inc., Cl. A*	2,005	1,779,638

Investment Banking & Brokerage—1.5%
Morgan Stanley	54,100	1,472,061

IT Consulting & Other Services—3.3%
Accenture Ltd.	17,800	1,313,818
International Business Machines Corp.	10,100	1,969,904
		3,283,722
Leisure Facilities—0.8%
Six Flags Entertainment Corp.	22,600	831,454

Managed Health Care—1.4%
UnitedHealth Group, Inc.	18,500	1,347,725

Movies & Entertainment—1.8%
Viacom, Inc., Cl. B	24,200	1,761,034

Office Electronics—0.6%
Xerox Corp.	61,100	592,670

Oil & Gas Equipment & Services—0.9%
Halliburton Company	19,400	876,686

Oil & Gas Exploration & Production—1.4%
ConocoPhillips	21,300	1,381,518

Oil & Gas Refining & Marketing—0.5%
HollyFrontier Corp.	10,400	473,720

Oil, Gas & Consumable Fuels—0.4%
Williams Cos., Inc., /The	12,700	433,959

Other Diversified Financial Services—2.3%
JPMorgan Chase & Co.	40,561	2,260,465

	SHARES	VALUE
COMMON STOCKS—(CONT.)
Packaged Foods & Meats—0.5%
Kraft Foods Group, Inc.	9,500	$537,510

Paper Products—1.3%
International Paper Co.	25,800	1,246,398

Pharmaceuticals—9.1%
AbbVie, Inc.	16,100	732,228
Bristol-Myers Squibb Co.	52,300	2,261,452
Eli Lilly & Co.	12,800	679,808
Johnson & Johnson	28,100	2,627,350
Pfizer, Inc.	66,299	1,937,920
Roche Holding AG#	12,600	772,506
		9,011,264
Railroads—1.4%
CSX Corp.	56,600	1,404,246

Restaurants—1.9%
Darden Restaurants, Inc.	10,800	529,740
McDonald’s Corp.	14,300	1,402,544
		1,932,284
Security & Alarm Services—0.9%
Tyco International Ltd.	24,300	845,883

Semiconductor Equipment—0.7%
Kla-Tencor Corp.	11,600	680,108

Semiconductors—2.2%
Intel Corp.	51,700	1,204,610
Xilinx, Inc.	20,200	943,138
		2,147,748
Soft Drinks—4.1%
Coca-Cola Co., /The	43,800	1,755,504
PepsiCo, Inc.	27,500	2,297,350
		4,052,854
Specialized Finance—1.4%
CME Group, Inc.	18,850	1,394,523

Specialty Chemicals—0.7%
Rockwood Holdings, Inc.	9,700	656,981

Specialty Stores—0.5%
Tiffany & Co.	6,400	508,864

Systems Software—1.6%
Microsoft Corp.	51,400	1,636,062

Tobacco—3.1%
Altria Group, Inc.	40,115	1,406,432
Philip Morris International, Inc.	19,315	1,722,512
		3,128,944
Wireless Telecommunication Services—0.5%
Vodafone Group PLC#	16,000	479,200
TOTAL COMMON STOCKS (Cost $72,418,740)		91,092,410

MASTER LIMITED PARTNERSHIP—2.1%
Asset Management & Custody Banks—1.0%
Blackstone Group LP	43,000	969,650

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—(CONT.)
Investment Banking & Brokerage—1.1%
Apollo Global Management LLC	40,700	$1,087,504

TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,950,199)		2,057,154

REAL ESTATE INVESTMENT TRUST—3.3%
Mortgage REITs—0.5%
Two Harbors Investment Corp.	49,600	497,488

Retail REITs—0.9%
Simon Property Group, Inc.	5,400	864,324

Specialized REITs—1.9%
Health Care REIT, Inc.	14,000	902,860
Plum Creek Timber Co., Inc.	21,100	1,029,258
		1,932,118
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,079,333)		3,293,930

Total Investments (Cost $77,448,272)(a)	96.9%	96,443,494
Other Assets in Excess of Liabilities	3.1	3,082,461
NET ASSETS	100.0%	$99,525,955

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $77,441,996, amounted to $19,001,498 which consisted of aggregate gross unrealized appreciation of $19,509,297 and aggregate gross unrealized depreciation of $507,799.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International Growth Fund (formerly Alger Large Cap Growth Fund), Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z.  Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

Alger Large Cap Growth Fund became Alger International Growth Fund on May 31, 2013.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees . Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 — quoted prices in active markets for identical investments

•          Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2013 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$345,858,155	$345,858,155	—	—
Consumer Staples	110,716,476	110,716,476	—	—
Energy	77,787,025	77,787,025	—	—
Financials	74,537,402	74,537,402	—	—
Health Care	194,729,453	194,729,453	—	—
Industrials	150,118,303	150,118,303	—	—
Information Technology	456,349,680	456,349,680	—	—
Materials	51,709,796	51,709,796	—	—
Telecommunication Services	12,479,035	12,479,035	—	—
TOTAL COMMON STOCKS	$1,474,285,325	$1,474,285,325	—	—
MASTER LIMITED PARTNERSHIP
Financials	18,877,796	18,877,796	—	—
REAL ESTATE INVESTMENT TRUST
Financials	21,816,993	11,901,201	9,915,792	—
TOTAL INVESTMENTS IN SECURITIES	$1,514,980,114	$1,505,064,322	$9,915,792	—

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	46,747,895	46,747,895	—	—
Consumer Staples	21,670,684	21,670,684	—	—
Energy	16,762,653	16,762,653	—	—
Financials	38,570,384	38,570,384	—	—
Health Care	26,505,663	26,505,663	—	—
Industrials	14,311,440	14,311,440	—	—
Information Technology	27,201,305	27,201,305	—	—
Materials	13,118,157	13,118,157	—	—
Telecommunication Services	5,972,389	5,972,389	—	—
Utilities	2,023,720	2,023,720	—	—
TOTAL COMMON STOCKS	$212,884,290	$212,884,290	—	—
TOTAL INVESTMENTS IN SECURITIES	$212,884,290	$212,884,290	—	—

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	65,779,549	65,779,549	—	—
Consumer Staples	12,750,818	12,750,818	—	—
Energy	16,004,827	16,004,827	—	—
Financials	9,763,088	9,763,088	—	—
Health Care	27,058,289	27,058,289	—	—
Industrials	28,238,667	28,155,835	82,832	—
Information Technology	35,016,552	35,016,552	—	—
Materials	14,764,693	14,764,693	—	—
TOTAL COMMON STOCKS	$209,376,483	$209,293,651	$82,832	—
MASTER LIMITED PARTNERSHIP
Financials	2,558,440	2,558,440	—	—
PURCHASED OPTIONS
Energy	6,198	6,198	—	—
Financials	23,607	23,607	—	—
TOTAL PURCHASED OPTIONS	$29,805	$29,805	—	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Financials	$1,957,602	—	$1,957,602	—
TOTAL INVESTMENTS IN SECURITIES	$213,922,330	$211,881,896	$2,040,434	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	(505,686)	(340,031)	(165,655)	—
Financials	(17,934)	(17,934)	—	—
TOTAL OPTIONS WRITTEN	$(523,620)	$(357,965)	$(165,655)	—

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	222,183,338	222,183,338	—	—
Consumer Staples	40,964,079	40,964,079	—	—
Energy	41,937,377	41,937,377	—	—
Financials	64,669,974	64,669,974	—	—
Health Care	181,402,566	181,402,566	—	—
Industrials	178,747,528	178,747,528	—	—
Information Technology	240,224,228	240,224,228	—	—
Materials	90,633,274	90,633,274	—	—
Telecommunication Services	8,080,571	8,080,571	—	—
TOTAL COMMON STOCKS	$1,068,842,935	$1,068,842,935	—	—
MASTER LIMITED PARTNERSHIP
Financials	9,756,420	9,756,420	—	—
REAL ESTATE INVESTMENT TRUST
Financials	28,613,703	28,613,703	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,107,213,058	$1,107,213,058	—	—

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	49,270,575	49,270,575	—	—
Consumer Staples	9,216,987	9,216,987	—	—
Energy	9,487,636	9,487,636	—	—
Financials	10,900,344	10,900,344	—	—
Health Care	48,976,164	48,976,164	—	—
Industrials	37,946,831	37,946,831	—	—
Information Technology	57,330,964	57,330,964	—	—
Materials	12,704,786	12,704,786	—	—
Telecommunication Services	2,192,292	2,192,292	—	—
TOTAL COMMON STOCKS	$238,026,579	$238,026,579	—	—
MASTER LIMITED PARTNERSHIP
Financials	2,157,180	2,157,180	—	—
REAL ESTATE INVESTMENT TRUST
Financials	6,280,885	5,146,899	1,133,986	—
TOTAL INVESTMENTS IN SECURITIES	$246,464,644	$245,330,658	$1,133,986	—

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,981,196	$2,981,196	—	—
Consumer Staples	573,477	573,477	—	—
Energy	590,219	590,219	—	—
Financials	723,281	723,281	—	—
Health Care	2,298,535	2,298,535	—	—
Industrials	2,213,850	2,213,850	—	—
Information Technology	3,495,500	3,495,500	—	—
Materials	739,034	739,034	—	—
Utilities	72,039	72,039	—	—
TOTAL COMMON STOCKS	$13,687,131	$13,687,131	—	—
MASTER LIMITED PARTNERSHIP
Financials	116,221	116,221	—	—
REAL ESTATE INVESTMENT TRUST
Financials	407,799	407,799	—	—
TOTAL INVESTMENTS IN SECURITIES	$14,211,151	$14,211,151	—	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	157,094,478	157,094,478	—	—
PURCHASED OPTIONS
Financials	761,500	761,500	—	—
TOTAL INVESTMENTS IN SECURITIES	$157,855,978	$157,855,978	—	—

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	12,104,485	12,104,485	—	—
Consumer Staples	12,263,610	12,263,610	—	—
Energy	8,699,358	8,699,358	—	—
Financials	9,738,411	9,738,411	—	—
Health Care	11,983,192	11,983,192	—	—
Industrials	11,323,826	11,323,826	—	—
Information Technology	16,830,579	16,830,579	—	—
Materials	3,501,459	3,501,459	—	—
Telecommunication Services	3,678,946	3,678,946	—	—
Utilities	968,544	968,544	—	—
TOTAL COMMON STOCKS	$91,092,410	$91,092,410	—	—
MASTER LIMITED PARTNERSHIP
Financials	2,057,154	2,057,154	—	—
REAL ESTATE INVESTMENT TRUST
Financials	3,293,930	3,293,930	—	—
TOTAL INVESTMENTS IN SECURITIES	$96,443,494	$96,443,494	—	—

On July 31, 2013 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Capital Appreciation Fund	$1,158	$1,158	—	—
Alger International Growth Fund	6,730,312	6,730,312	—	—
Alger Mid Cap Growth Fund	4,605,927	4,605,927	—	—
Alger SMid Cap Growth Fund	18,179,923	18,179,923	—	—
Alger Small Cap Growth Fund	5,970,211	5,970,211	—	—
Alger Growth Opportunities Fund	446,343	446,343	—	—
Alger Health Sciences Fund	30,695,644	30,695,644	—	—
Alger Growth & Income Fund	3,180,635	3,180,635	—	—
Total	$69,810,153	$69,810,153	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2013, options were used in accordance with these objectives.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

The fair values of derivative instruments as of July 31, 2013, are as follows:

Alger Mid Cap Growth Fund

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$29,255	—	—
Purchased Call Options	Investments in Securities, at value	550
Written Put Options	—	—	Written Options Outstanding, at value	$266,631
Written Call Options	—	—	Written Options Outstanding, at value	256,989
Total		$29,805		$523,620

Alger Health Sciences Fund

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$761,500	—	—
Total		$761,500	—	—

For the three months ended July 31, 2013, the Alger Mid Cap Growth Fund had option purchases of $341,686 and option sales of $1,683,180 and Alger Health Sciences Fund had option purchases of $2,514,549 and option sales of $1,856,296. The effect of derivative instruments on the statement of operations for the three months ended July 31, 2013 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(72,048)
Written Options	974,349
Total	$902,302

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$262,621
Total	$262,621

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$9,898
Written Options	3,880
Total	$13,778

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$(473,374)
Total	$(473,374)

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Funds do not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 25, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2013